Post employment benefits - Duration of benefit obligations (Details)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Defined benefit pension plan
Post employment benefits
Weighted average duration of defined benefit obligation (in years).	21 years	21 years